Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in demographic assumptions	$ (2)	$ (2)
Changes in financial assumptions	(480)	(3,797)
Experience adjustments	70	83
Return on plan assets (excluding interest based on discount rate)	895	2,931
Change in asset ceiling (excluding interest income)	1	2
Total remeasurements of employee benefit plans	484	(783)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in demographic assumptions	(27)	(1)
Changes in financial assumptions	(45)	(319)
Experience adjustments	2	(5)
Total remeasurements of employee benefit plans	$ (70)	$ (325)